COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 7,537,097	$ 6,103,081	$ 7,875,342
Interest on promissory notes	20,561,099	21,806,715	18,307,059
Interest on personal loans	29,590,308	37,793,670	41,673,623
Interest on corporate unsecured loans	16,284,814	13,476,675	17,587,964
Interest on credit card loans	14,730,148	11,546,621	11,227,684
Interest on mortgage loans	18,113,794	13,757,962	11,745,104
Interest on automobile and other secured loan	4,213,953	3,016,404	2,171,083
Interest on foreign trade loans	1,287,776	2,422,345	4,272,549
Interest on financial leases	4,580,097	3,080,043	2,071,129
Interest on public and private securities measured at amortized cost	124,280,620	53,904,404	60,345,952
Others	10,694,120	34,570,333	12,955,694
Total	$ 251,873,826	$ 201,478,253	$ 190,233,183